OTHER LONG-TERM LIABILITIES - Deposits (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
OTHER LONG-TERM LIABILITIES
Other long-term liabilities	¥ 111,711,750	$ 15,734,271	¥ 124,504,589